STOCKHOLDERS’ EQUITY/DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY/DEFICIT

NOTE 3 – STOCKHOLDERS’ EQUITY/DEFICIT

General

The following description of our securities and certain provisions of our amended and restated certificate of incorporation and amended and restated bylaws are summaries and are qualified by reference to the amended and restated certificate of incorporation and our bylaws that will be in effect on the closing of this offering. Copies of these documents have been filed with the SEC as exhibits to our registration statement, of which this prospectus forms a part. The descriptions of the Shares, and preferred stock, reflect changes to our capital structure that will be in effect on the closing of this offering. In the third quarter of 2025 distributions to affiliate company Fonon Corporation totalled $285,845. They include sales, marketing, payroll, and other shared costs associated with Fonon Corporation.

Preferred Stock

●	Par value: 0.001
●	Authorized: 10,000,000
●	Issued: There were no preferred shares issued and outstanding as of September 30, 2025

Common Stock

●	Par value: 0.001
●	Authorized: 100,000,000
●	Issued: 21,111,302 as of September 30, 2025

In January 2025 18,692 shares of common stock were issued as part of the payment for the purchase of the assets and certain liabilities of Control Micro System (CMS Laser).

On May 5, 2025, the Company entered into exchange agreement with Empery Asset Master LTD, Empery Tax Efficient, LP and Empery Tax Efficient III, LP, (Holders). Holders hold the number of Warrants to Purchase Common Stock originally issued on August 19, 2024, to Altium Growth Fund, LP (125,000 warrants), exercisable into the number of shares of Common Stock of the Company. In a modified agreement dated July 8, 2025, the Holders received in exchange to the 125,000 warrants, 107,215 shares of common stock at agreed price of $2.90. The updated calculation can be found on the last page of the agreement, but in summary we are updating the amount of shares being issued to reflect the difference in value of the shares previously agreed at $2.90, now down to $2.53 (the current stock price).

In August 2025, the Company issued 3,000,000 restricted shares of common stock to Fonon Quantum Technologies, Inc. as consideration for the acquisition of the net assets of Beamer Laser Marking Systems. The shares were valued at the market rate of the Company’s stock on the date of the Agreements which is $2.8, for a total amount of $8,400,000. Both companies are under common control of ICT Investments and the excess paid over the net assets of Beamer Laser Marking Systems was accounted as deemed dividend for a total of $7,766,850. As result the value back to the Equity was $633,150.

On July 8, 2025, the Company issued 85,000 restricted shares of common stock to Hudson Global Venture LLC, in exchange for consulting services to be provided by Hudson Global Venture LLC until August 15, 2025. The share of common stock’s market value was $2.90 and the total equity value was $246,500.

On August 11, 2025, the Company entered in Consulting Services Agreement with FMW Media Works LLC. According to the agreement the Company agreed to issue 130,000 shares of restricted common stock to FMW Media Works LLC as compensation for the services. As of September 30, 2025, the obligation is reflected as Shares to be Issued in the Balance Sheet. The FV of the shares was considered the market value at the date of the Agreement 2.38, for a total value of $309,400.

On August 27, 2025, the Company issued 418,000 restricted shares of common stock and 157,258 warrant shares to Hudson Global Ventures, LLC as additional consideration for the purchase of the secured promissory note in principal amount of $455,000. The share of common stock FMV was $4.34 and FV for the warrants was $3.4636. This promissory note was fully paid with the RBW Bridge Financial Loan. APIC was increased by $345,522.

On September 2, 2025, the Company entered into an agreement to exchange certain outstanding warrants issued in the August 2024 PIPE financing (the “Exchange Agreement”). These warrants, which had an exercise price of $4.34 per share and included a full ratchet anti-dilution provision, entitled holders to purchase up to an aggregate of 0.8 million shares of the Company’s common stock. In exchange for relinquishing these warrants, the warrant holders will receive unrestricted shares of the Company’s common stock equal to 400% of the number of shares of the Company’s common stock issuable upon exercise of the warrants that for all warrant holders results in an aggregate of 3.2 million unrestricted shares of the Company’s common stock. The Company also has agreed, subject to customary exceptions, for a period of 30 days starting on September 3, 2025, not to issue any shares of its common stock nor to file any registration statant or any amendment or supplement to any existing registration statement. The excess of the FV of the shares of common stock over the FV recalculated using Black-Scholes method at the date of the operation was considered and accounted as deemed dividend.

On September 22, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors in a private placement (the “Offering”) (i) 1,098,902 shares (the “Shares”) of common stock of the Company, $0.001 par value (the “Common Stock”), (ii) series A warrants to purchase up to 1,098,902 shares of Common Stock (the “Series A Warrants”) and (iii) series B warrants to purchase up to 1,098,902 shares of Common Stock (the “Series B Warrants” and, with the Series A Warrants, the “Common Warrants” and, collectively with the Shares, and the Series B Warrants, the “Securities”) for a purchase price of $3.64 per share of Common Stock and related Common Warrants, for a net total of $3,487,353, the fees were net against the proceeds. The Offering was closed on September 29, 2025, subjected to customary closing conditions. The Company also issued to the placement agent facilitating the Exchange Agreement or its designees warrants to purchase an aggregate of 76,923 shares of its restricted common stock that are exercisable for five years at $4.55 per share subject to customary adjustments, including for stock splits, stock dividends, rights offerings and fundamental transactions such as a merger resulting in a change of control.

The Series A Warrants have an exercise price of $3.40 per share, are exercisable upon issuance (the “Initial Exercise Date”), and expire five years following the effective date of the registration statement to be filed in connection with the Offering. The Series B Warrants have an exercise price of 3.40 per share, are exercisable commencing on the Initial Exercise Date and expire eighteen months following the effective date of the registration statement to be filed in connection with the Offering. Under the terms of the Common Warrants, the Investors may not exercise the warrants to the extent such exercise would cause the Investor, together with its affiliates and attribution parties, to beneficially own a number of shares of common stock which would exceed 4.99% (or, at such Investor’s option upon issuance, 9.99%), of the Company’s then outstanding Common Stock following such exercise, excluding for purposes of such determination shares of Common Stock issuable upon exercise of such warrants which have not been exercised.

The Purchase Agreement contains representations, warranties, indemnification and other provisions customary for transactions of this nature. The Purchase Agreement also provides that, subject to certain exceptions, until 15 days after the effective date of the registration statement to be filed in connection with Offering, neither the Company nor any of its subsidiaries will issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or Common Stock equivalents or file a registration statement other than one in connection with the Offering. The Purchase Agreement also provides that, subject to certain exceptions, for a period of one year following the effective date of the registration statement to be filed in connection with Offering, the Company will be prohibited from effecting or entering into an agreement to effect any issuance by the Company or any of its subsidiaries of Common Stock or Common Stock equivalents (or a combination of units thereof) involving a variable rate transaction, which generally includes any transaction in which the Company (i) issues or sells any debt or equity securities that are convertible into, exchangeable or exercisable for, or include the right to receive additional shares of common stock either (A) at a conversion price or exchange rate that is based upon and/or varies with the trading prices of or quotations for the shares of common stock at any time after the initial issuance of such securities, or (B) with a conversion, exercise or exchange price that is subject to being reset at some future date after the initial issuance of such debt or equity security or upon the occurrence of specified or contingent events directly or indirectly related to the business of the Company or the market for the common stock or (ii) enters into any agreement, whereby the Company may issue securities at a future determined price (including but not limited to, certain “at-the-market offerings” as described more fully in the Purchase Agreement).

As part of the Offering, the Company entered into a Registration Rights Agreement, dated September 22, 2025, with the Investors, pursuant to which the Company agreed to register the resale of the shares of Common Stock sold in the Offering and the shares of Common Stock issuable upon exercise of the Common Warrants. The Company will use its commercially reasonable best efforts to file the registration statement by the 15th calendar day after the date of the Registration Rights Agreement and cause the registration statement to be declared effective within 45 days of September 22, 2025 (or 75 days in the event the registration statement is reviewed in “full”). If the Company fails to meet the specified filing deadlines or keeps the registration statement effective, subject to certain permitted exceptions, the terms of the Registration Rights Agreement provide that the Company will be required to pay certain liquidated damages to the Investor. The Company also agreed, among other things, to indemnify the Investors under the registration statement from certain liabilities and to pay all fees and expenses incident to the Company’s performance of or compliance with the Registration Rights Agreement.

Warrants

As of September 30, 2025, there were 2,431,985 warrants outstanding. All the warrants outstanding on December 32, 2024, were redeemed.

No	Entity	Date	Amount Issued	Exercise Price	Black-Scholes value	Total value
1	Hudson Global Ventures, LLC	8/27/2025	157,258	$4.34	$3.46	$544,678.81
2	HC Wainwright & Co	9/29/2025	76,923	4.55	1.6825	129,422.95
3	Anson East Master Fund-Series A	9/29/2025	90,658	3.40	3.40	308,237.20
4	Anson East Master Fund-Series B	9/29/2025	90,658	3.40	2.32	210,326.56
5	Anson Investments Master Fund-Series A	9/29/2025	321,429	3.40	3.40	1,092,858.60
6	Anson Investments Master Fund-Series B	9/29/2025	321,429	3.40	2.32	745,715.28
7	Capital Global-Series A	9/29/2025	137,363	3.40	3.40	467,034.20
8	Capital Global-Series B	9/29/2025	137,363	3.40	2.32	318,682.16
9	Intracoastal Capital-Series A	9/29/2025	274,726	3.40	3.40	934,068.40
10	Intracoastal Capital-Series B	9/29/2025	274,726	3.40	2.32	637,364.32
11	Iroquois Capital Mgmt-Series A	9/29/2025	82,418	3.40	3.40	280,221.20
12	Iroquois Capital Mgmt-Series B	9/29/2025	82,418	3.40	2.32	191,209.76
13	Iroquois Master Fund-Series A	9/29/2025	192,308	3.40	3.40	653,847.20
14	Iroquois Master Fund-Series B	9/29/2025	192,308	$3.40	$2.32	$446,154.56

	Total		2,431,985			$6,959,821.20

Options

As of September 30, 2025, there were no stock options issued or outstanding

NOTE 4 – STOCKHOLDERS’ EQUITY/DEFICIT

General

The following description of our securities and certain provisions of our amended and restated certificate of incorporation and amended and restated bylaws are summaries and are qualified by reference to the amended and restated certificate of incorporation and our bylaws that will be in effect on the closing of this offering. Copies of these documents have been filed with the SEC as exhibits to our registration statement, of which this prospectus forms a part. The descriptions of the Shares, and preferred stock reflect changes to our capital structure that will be in effect on the closing of this offering.

Preferred Stock

●	Par value: $0.001

●	Authorized: 10,000,000

●	Issued: There were no preferred shares issued and outstanding as of December 31, 2023, and 2024.

Common Stock

●	Par value: $0.001
●	Authorized: 100,000,000
●	14,282,395 and 9,253,419 issued and 14,257,458 and 9,228,482 outstanding as December 31, 2024 and December 31, 2023, respectively.

Warrants

●	On September 6, 2024, 1,500,000 Warrants to Purchase Common stock were issued under PIPE Offering with Aegis Capital Cop. As Agent.
●	In October and November were exercised 450,00 Warrants to Purchase for Common Stock.
●	As of December 31, 2024, there were 1,050,000 Warrants to Purchase of Common Stock Outstanding.

Options

As of December 31, 2024, there were no Options Issued or Outstanding

Preferred Stock

Shares of preferred stock may be issued from time to time in one or more series as may be determined by the board of directors. The board of directors may fix the designation, powers, preferences, and rights of the shares of each such series and the qualifications, limitations or restrictions thereof without any further vote or action by the stockholders of the Company, except that no holder of preferred stock shall have pre-emptive rights. Any shares of preferred stock so issued would typically have priority over the common stock concerning dividend or liquidation rights. The board of directors does not at present intend to seek stockholder approval prior to any issuance of currently authorized stock unless otherwise required by law.

Common Stock

Holders of shares of common stock are entitled to one vote for each share on all matters to be voted on by the stockholders. Holders of common stock do not have cumulative voting rights.

Subject to preferences that may be applicable to any outstanding shares of preferred stock, the holders of common stock are entitled to share ratable in dividends, if any, as may be declared from time to time by the board of directors in its discretion from funds legally available, therefore.

Holders of common stock have no pre-emptive rights to purchase the Company’s common stock. There are no conversion or redemption rights or sinking fund provisions with respect to the common stock. The Company may issue additional shares of common stock which could dilute its current shareholder’s share value.

2024

●	On February 2, 2024, 17,008 Shares of Common stock with a fair value $33,336 were issued to Jade Barnwell, the former Laser Photonics CFO, under the terms of employment.
●	On May 24, 2024, 3,000,000 Shares of Common stock with a fair value $6,615,000 were issued to FONON Corporation under License Agreement
●	On September 6, 2024, 1,500,000 Shares of Common stock were issued under PIPE Offering with Aegis Capital Cop. As Agent. With net proceeds $2,652,350
●	On September 16, 2024, 61,968 shares of Common Stock were cashless exercised by Alexander Capital who held these warrants as part of the initial IPO completed in November 2022.
●	On October 21, 2024, Warrants were exercised, and 255,000 Shares of Common stock were issued under PIPE Offering with Aegis Capital Cop. As Agent. This resulted to funds to the company of $1,018,164
●	On October 23, 2024, Warrants were exercised, and 175,000 Shares of Common stock were issued under PIPE Offering with Aegis Capital Cop. As Agent. This resulted to funds to the company of $698,740
●	On November 26, 2024, Warrants were exercised, and 20,000 Shares of Common stock were issued under PIPE Offering with Aegis Capital Cop. As Agent. This resulted in funds to the company of $79,856

As part of the acquisition of Control Micro Systems 18,692 shares of common stock valued at $100,000, were promised in the deal. Those shares were issued to Laser Wind Down, Inc subsequently in January of 2025

2023

During the quarter ended June 30, 2023, the Company issued 350,000 shares of common stock were issued as compensation for services to TraDigital. These were recorded at a fair value based on the market price of the Company’s stock on the date of the agreement.

During the quarter ended June 30, 2023, the Company issued 25,000 shares of common stock were issued as compensation for services to Company former Vice President of Finance Tim Schick. These were recorded at a fair value based on the market price of the Company’s stock on the date of the agreement.

During the quarter ending December 31, 2023, the Company issued 1,000,000 shares of common stock as consideration of the license agreement granted by Fonon Technologies, Inc. These were recorded at a fair value based on the market price of the Company’s stock on the date of the agreement.

Treasury Stock repurchase

In October 2023 there were 24,937 shares of treasury stock repurchased totaling $33,560 for the stocks with an additional service charge expense of $250 for a total cost of $33,810